STOCK-BASED COMPENSATION (10K) (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2015 USD ($) $ / shares shares	Mar. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) Plan $ / shares shares	Dec. 31, 2013 USD ($) Plan $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of equity compensation plans | Plan			1	1
Number of shares authorized (in shares)			1,244,153
Grant date fair value, Twelve month performance period, Maximum | $			$ 1,000,000
Grant date fair value, More than twelve month performance period, Maximum | $			$ 2,000,000
Number of shares available for future grant (in shares)			787,668	883,259
Restricted Stock-Based Compensation Award Activity Weighted Average Grant Date Fair Value [Abstract]
Compensation expense | $	$ 194,000	$ 35,000	$ 769,000	$ 805,000
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Term of award			10 years
Award vesting period			10 years
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total fair value of shares granted | $			$ 766,000	$ 1,700,000
Restricted Stock-Based Compensation Award Activity [Roll Forward]
Granted (in shares)	0	90,138	190,280	323,316
Vested (in shares)			(182,206)
Forfeited (in shares)	(2,245)		(93,742)
Restricted Stock-Based Compensation Award Activity Weighted Average Grant Date Fair Value [Abstract]
Compensation expense | $			$ 769,000	$ 805,000
Unrecognized stock-based compensation expense | $			$ 504,000
Weighted average remaining vesting period for nonvested shares			9 months
Restricted Stock [Member] | Minimum [Member]
Restricted Stock-Based Compensation Award Activity Weighted Average Grant Date Fair Value [Abstract]
Granted (in dollars per share) | $ / shares		$ 4.60	$ 3.49	$ 3.72
Restricted Stock [Member] | Maximum [Member]
Restricted Stock-Based Compensation Award Activity Weighted Average Grant Date Fair Value [Abstract]
Granted (in dollars per share) | $ / shares		$ 5.01	$ 5.00	$ 5.97
Restricted Stock [Member] | Executive Officers and Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period			3 years	3 years
Restricted Stock-Based Compensation Award Activity [Roll Forward]
Granted (in shares)			164,780	233,707
Restricted Stock [Member] | Management [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period			1 year	1 year
Restricted Stock-Based Compensation Award Activity [Roll Forward]
Granted (in shares)			25,500	89,609
Restricted Stock, Service Shares [Member]
Restricted Stock-Based Compensation Award Activity [Roll Forward]
Non-vested shares at the beginning of the period (in shares)	179,000	188,000	188,000	38,000
Granted (in shares)	0		130,000	188,000
Vested (in shares)	(22,000)		(127,000)	(38,000)
Forfeited (in shares)	(2,000)		(12,000)	0
Non-vested shares at the end of the period (in shares)	155,000		179,000	188,000
Restricted Stock-Based Compensation Award Activity Weighted Average Grant Date Fair Value [Abstract]
Non-vested shares at the beginning of the period (in dollars per share) | $ / shares	$ 4.13	$ 5.38	$ 5.38	$ 7.98
Granted (in dollars per share) | $ / shares	0		3.76	5.38
Vested (in dollars per share) | $ / shares	5.97		5.51	7.98
Forfeited (in dollars per share) | $ / shares	5.60		5.01	0
Non-vested shares at the end of the period (in dollars per share) | $ / shares	$ 3.93		$ 4.13	$ 5.38
Restricted Stock, Performance Shares [Member]
Restricted Stock-Based Compensation Award Activity [Roll Forward]
Non-vested shares at the beginning of the period (in shares)	56,000	135,000	135,000	0
Granted (in shares)	0		60,000	135,000
Vested (in shares)	0		(56,000)	0
Forfeited (in shares)	0		(83,000)	0
Non-vested shares at the end of the period (in shares)	56,000		56,000	135,000
Restricted Stock-Based Compensation Award Activity Weighted Average Grant Date Fair Value [Abstract]
Non-vested shares at the beginning of the period (in dollars per share) | $ / shares	$ 5.09	$ 5.15	$ 5.15	$ 0
Granted (in dollars per share) | $ / shares	0		4.60	5.15
Vested (in dollars per share) | $ / shares	0		4.60	0
Forfeited (in dollars per share) | $ / shares	0		5.16	0
Non-vested shares at the end of the period (in dollars per share) | $ / shares	$ 5.09		$ 5.09	$ 5.15
Performance shares forfeited due to performance criteria (in shares)		66,244	65,297
Options or Stock Appreciation Rights [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum number of shares authorized for grant per person (in shares)			750,000
Restricted Stock, Restricted Stock Units, Performance Shares, or Other Stock Based Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum number of shares authorized for grant per person (in shares)			750,000